Summary of Significant Accounting Policies (Details) - Schedule of Revenues are Disaggregated by Segment - Nukkleus Inc.[Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Schedule of revenues are disaggregated by segment [Abstract]
General support services	$ 4,800,000	$ 4,800,000	$ 14,400,000	$ 14,400,000	$ 19,200,000	$ 19,200,000
Financial services	412,056	352,192	1,822,388	970,224	2,313,474	86,964
Total revenues	$ 5,212,056	$ 5,152,192	$ 16,222,388	$ 15,370,224	$ 21,513,474	$ 19,286,964